LEASES	12 Months Ended
Dec. 31, 2024
Leases
LEASES

NOTE 12 — LEASES

The Company has operating leases for corporate offices, warehouses, distilleries, tasting rooms and certain equipment which have been accounted for using ASC Topic 842. The Company’s operating lease terms include periods under options to extend or terminate the operating lease when it is reasonably certain that the Company will exercise that option in the measurement of its operating lease ROU assets and liabilities. The Company considers contractual-based factors such as the nature and terms of the renewal or termination, asset-based factors such as the physical location of the asset and entity-based factors such as the importance of the leased asset to the Company’s operations to determine the operating lease term. The Company generally uses the base, non-cancelable lease term when determining the operating lease ROU assets and lease liabilities. The ROU asset is tested for impairment whenever events or changes in circumstances indicate that the carrying amount may not be fully recoverable in accordance with Accounting Standards Codification Topic 360, Property, Plant, and Equipment.

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements

NOTE 12 — LEASES (cont.)

The following table presents the consolidated lease cost for amounts included in the measurement of lease liabilities for operating leases for the years ended December 31, 2024, and 2023, respectively:

	Years Ended December 31,
	2024	2023
Lease Cost:
Amortization of Right-of-Use Assets	$508,156	$492,806
Interest on Lease Liabilities	896,673	1,000,997
Operating lease cost	76,353	2,042
Total lease cost(1)	$1,481,182	$1,495,845

(1)	Included in “Cost of sales”, “Sales and Marketing” and “General and Administrative “expenses in the accompanying consolidated statements of operations.

The following table presents weighted-average remaining lease terms and weighted-average discount rates for the consolidated operating leases as of December 31, 2024 and 2023, respectively:

	December 31,
	2024	2023
Weighted-average remaining lease term – operating leases (in years)	5.3	6
Weighted-average discount rate – operating leases	22%	22%

The Company’s ROU assets and liabilities for operating leases were $3,303,158 and $3,941,560, respectively, as of December 31, 2024. The ROU assets and liabilities for operating leases were $3,658,493 and $4,376,630, respectively, as of December 31, 2023. The ROU assets for operating leases were included in “Operating Lease Right-of-Use Assets, net” in the accompanying consolidated balance sheets. The liabilities for operating leases were included in the “Operating Lease Liabilities, Current” and “Operating Lease Liabilities, net of Current Portion” in the accompanying consolidated balance sheets.

Maturities of lease liabilities for the years through 2029 and thereafter are as follows:

Amounts
Years Ending
2025	$1,273,874
2026	1,257,726
2027	1,240,392
2028	1,225,327
2029	1,203,001
thereafter	684,779
Total lease payments	$6,885,099
Less: Interest	(2,943,539)
Total Lease Liabilities	$3,941,560

Heritage Distilling Holding Company, Inc.

Notes to Consolidated Financial Statements